Document and Entity Information	Nov. 15, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	001-39714
Entity Registrant Name	TIGA ACQUISITION CORP.
Entity Central Index Key	0001820144
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Ocean Financial Centre
Entity Address, Address Line Two	Level 40, 10 Collyer Quay
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	049315
City Area Code	65
Local Phone Number	6808-6288
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, and one-half of one redeemable warrant
Trading Symbol	TINV.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TINV
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	TINV WS
Security Exchange Name	NYSE